Note 12 - Property and Equipment and Leases - Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Less than one year	$ 143	$ 154
Two to three years	150	314
Undiscounted minimum lease payments	293	468
Effect of discounting	(32)	(83)
Present value of minimum lease payments - total lease obligation	261	385
Less: current portion	(121)	(110)
Long-term lease obligation	$ 140	$ 275